Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor
Cash flows from operating activities:
Net income (loss) attributable to UCI Holdings Limited	$ (27,898)	$ 23,002	$ 9,202	$ (1,259)	$ (18,611)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of intangible assets	2,902	35,405	37,134	0	50,907
Amortization of deferred financing costs and debt issuance costs	303	3,209	2,978	0	2,592
Fair value step up of acquired inventory sold				0	16,376
Debt commitment fees				0	5,945
Non-cash interest expense on Senior PIK Notes		31,150	28,921	0
Loss on early extinguishment of debt	24,153	8,687		0
Antitrust litigation settlement accrual				0	7,750
Trademark impairment loss	0	0	0	0	3,800
Deferred income taxes	(18,243)	(1,870)	407	0	(2,554)
Non-cash stock-based compensation expense	15,082	443	350	0
Excess tax benefits from shared-based payments	(2,661)			0
Other non-cash items, net	4	3,017	(92)	1,259	203
Changes in operating assets and liabilities:
Accounts receivable	7,270	(11,742)	1,017	0	8,299
Inventories	(3,707)	(13,692)	27,008	0	(4,533)
Other current assets	1,323	6,931	(3,863)	0	(109)
Accounts payable	(11,082)	5,626	7,237	0	13,502
Accrued expenses and other current liabilities	4,714	22,187	18,883	0	(14,871)
Other assets	419	672	1,057	0	9,735
Related party receivable, net				0	(10,211)
Other long-term liabilities	(568)	315	(958)	0	(12,558)
Net cash provided by (used in) operating activities	(9,341)	113,340	129,281	0	55,662
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired				0	(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets				0	(1,500)
Capital expenditures	(1,571)	(21,298)	(15,266)	0	(24,675)
Proceeds from sale of property, plant and equipment		437	2,566	0	176
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)		272		0
Decrease (increase) in restricted cash		(6,890)	(9,400)	0	16,290
Net cash used in investing activities	(1,571)	(27,479)	(22,100)	0	(194,977)
Cash flows from financing activities:
Issuances of short-term borrowings		11,917	13,187	0	3,147
Debt repayments	(2,633)	(13,439)	(35,227)	0	(3,956)
Payment of deferred financing costs	(920)	(9,893)		0	(20,259)
Payment of debt commitment fees				0	(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)				0	298,500
Issuance of Senior Notes				0	400,000
Repayment of 2010 Credit Facility				0	(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest				0	(360,115)
Proceeds of 2010 Credit Facility (net of original issue discount of $5,375)		419,625		0
Repayment of 2006 Credit Facility		(190,000)		0
Redemption of Previously Outstanding Subordinated Notes, including call premium and redemption period interest		(235,512)		0
Equity contribution				0	320,000
Proceeds from exercise of stock options	1,077	2	18	0
Excess tax benefits from shared-based payments	2,661			0
Net cash provided by (used in) financing activities	185	(17,300)	(22,022)	0	207,434
Effect of exchange rate changes on cash	127	(173)	128	0	(422)
Net increase (decrease) in cash and cash equivalents	(10,600)	68,388	85,287	0	67,697
Cash and cash equivalents at beginning of period	200,330	131,942	46,655	0	0
Cash and cash equivalents at end of period	$ 189,730	$ 200,330	$ 131,942	$ 0	$ 67,697